Long-Term Debt - Summary of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facilities [Member] USD ($)	Jun. 30, 2014 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Dec. 31, 2013 Senior Notes (8.5%) due January 15, 2020 [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner-denominated Bonds due through January 2019 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner-denominated Bonds due through January 2019 [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 U.S. Dollar Bonds due through 2023 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Bonds due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Jun. 30, 2014 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] USD ($)	Jun. 30, 2014 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners [Member] Teekay Nakilat Corporation [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 6,732,367	$ 6,109,470	$ 1,610,450	$ 1,919,086	$ 447,598	$ 447,430	$ 847,860	$ 691,778	$ 3,011,214	$ 2,523,523	$ 471,118	$ 174,150	$ 330,845	€ 241,700	$ 340,221	€ 247,600	$ 13,300	$ 13,300	$ 13,282	$ 13,282
Less current portion	655,601	996,425
Long-term portion	$ 6,076,766	$ 5,113,045